Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2013
Fair Value Disclosures [Abstract]
Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis

The following table includes the estimated fair value, carrying value and categorization using the fair value hierarchy of those assets and liabilities that are measured at their estimated fair value on a recurring and non-recurring basis, as well as certain financial instruments that are not measured at fair value.

			December 31, 2013		December 31, 2012
	Fair Value Hierarchy Level		Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $	Carrying Amount Asset/ (Liability) $	Fair Value Asset/ (Liability) $
Recurring:
Cash and cash equivalents	Level 1		25,646	25,646	26,341	26,341
Derivative instruments
Interest rate swap agreements (note 9)	Level 2		(25,268)	(25,268)	(33,631)	(33,631)
Non-recurring:
Vessels and equipment (note 17)	Level 2		—	—	252,068	252,068
Vessel held for sale (note 17)	Level 2		—	—	9,114	9,114
Other
Investment in term loans and interest receivable	Level 3		136,061	134,857	119,385	117,784
Loan to joint venture	Note	(1)	9,830	Note (1)	9,830	Note (1)
Long-term debt, including current portion	Level 2		(744,634)	(679,910)	(735,701)	(648,724)

(1)	The Company’s loan to the joint venture, together with the Company’s equity investment in the joint venture, form the aggregate carrying value of the Company’s interest in an entity accounted for by the equity method in these consolidated financial statements. The fair value of the individual components of such aggregate interest is not determinable.